Document And Entity Information	Jun. 02, 2022
Document Information [Line Items]
Entity, Registrant Name	Ormat Technologies, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 02, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32347
Entity, Tax Identification Number	88-0326081
Entity, Address, Address Line One	6140 Plumas Street
Entity, Address, City or Town	Reno
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89519-6075
City Area Code	775
Local Phone Number	356-9029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ORA
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001296445